UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 11/30/14

Fund's investmentsDisciplined Value International Fund

As of 11-30-14 (unaudited)
	Shares	Value
Common stocks 96.7%		$27,494,213
(Cost $26,310,731)
Australia 2.2%		623,795
Australia & New Zealand Banking Group, Ltd.	14,725	399,408
BHP Billiton PLC	9,525	224,387
Belgium 2.3%		658,362
Ageas	9,350	334,379
Ontex Group NV (I)	12,355	323,983
Bermuda 1.1%		322,896
Catlin Group, Ltd.	37,520	322,896
Canada 2.2%		625,294
Barrick Gold Corp.	9,705	115,392
Canadian Natural Resources, Ltd.	7,770	259,227
Suncor Energy, Inc.	7,925	250,675
China 2.4%		673,624
Lenovo Group, Ltd.	244,000	341,911
Shenzhou International Group Holdings, Ltd.	100,000	331,713
France 8.9%		2,526,263
AtoS	1,865	132,451
AXA SA	12,555	303,242
Cap Gemini SA	7,975	584,569
Havas SA	28,620	238,657
LISI	4,890	132,384
Safran SA	8,250	533,563
Teleperformance	2,735	190,972
Total SA	7,355	410,425
Germany 13.0%		3,699,039
Allianz SE	3,210	552,688
Aurelius AG (I)	15,940	591,007
Bayer AG	2,085	313,467
Bayerische Motoren Werke AG	3,290	375,837
Fresenius SE & Company KGaA	16,705	905,010
Henkel AG & Company KGaA	2,405	238,103
Muenchener Rueckversicherungs AG	940	193,433
Norma Group SE	5,701	275,981
ProSiebenSat.1 Media AG	5,960	253,513
Hong Kong 3.3%		928,994
Cheung Kong Holdings, Ltd.	26,000	477,168
Hutchison Whampoa, Ltd.	22,000	275,515
SJM Holdings, Ltd.	89,000	176,311
Ireland 2.9%		814,354
Greencore Group PLC	68,945	316,381
Smurfit Kappa Group PLC	21,500	497,973
Israel 1.1%		303,134
Teva Pharmaceutical Industries, Ltd., ADR	5,320	303,134
Italy 1.9%		532,205
Assicurazioni Generali SpA	12,180	263,488

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

	Shares	Value
Italy (continued)
Cerved Information Solutions SpA (I)	50,945	$268,717
Japan 15.3%		4,367,679
Ain Pharmaciez, Inc.	4,300	123,023
Aisin Seiki Company, Ltd.	6,900	246,723
Brother Industries, Ltd.	14,400	268,779
Citizen Holdings Company, Ltd.	40,100	310,486
Ebara Corp.	44,000	187,765
Hogy Medical Company, Ltd.	2,800	135,285
Hoshizaki Electric Company, Ltd.	4,200	215,722
Inpex Corp.	32,900	348,465
ITOCHU Corp.	17,700	203,487
Kaken Pharmaceutical Company, Ltd.	9,000	190,647
Lintec Corp.	15,800	338,385
Message Company, Ltd.	5,800	155,094
Nippon Telegraph & Telephone Corp.	5,300	283,413
Nippon Television Holdings, Inc.	14,100	208,591
Nitto Denko Corp.	4,700	248,115
Resona Holdings, Inc.	49,800	269,038
Sankyo Company, Ltd.	5,200	167,200
Seven & I Holdings Company, Ltd.	2,500	93,156
Toho Holdings Company, Ltd.	7,600	97,932
TS Tech Company, Ltd.	11,700	276,373
Netherlands 5.0%		1,433,710
Aegon NV	28,835	226,245
Heineken NV	3,110	244,520
Koninklijke Ahold NV	16,951	299,210
Koninklijke Philips NV	9,610	289,225
Royal Dutch Shell PLC, Class A	11,255	374,510
Singapore 1.5%		440,982
United Overseas Bank, Ltd.	24,000	440,982
South Korea 0.6%		174,056
Samsung Electronics Company, Ltd.	70	81,100
SK Telecom Company, Ltd.	365	92,956
Switzerland 13.2%		3,747,540
Aryzta AG (I)	2,555	203,640
Georg Fischer AG (I)	465	284,746
Glencore PLC (I)	39,730	198,433
Kaba Holding AG (I)	650	335,090
Novartis AG	9,565	924,959
Roche Holding AG	3,365	1,006,944
Swiss Re AG (I)	3,640	310,944
The Swatch Group AG	2,980	274,374
Zurich Insurance Group AG (I)	665	208,410
Taiwan 1.7%		480,057
MediaTek, Inc.	32,000	480,057
United Kingdom 18.1%		5,142,229
Alent PLC	52,373	278,632
AstraZeneca PLC	2,910	215,932
Berendsen PLC	9,210	147,667

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value International Fund

			Shares	Value
United Kingdom (continued)
	Cambian Group PLC (I)		104,690	$391,745
	Dairy Crest Group PLC		12,375	97,455
	HSBC Holdings PLC		54,635	543,657
	ITV PLC		115,805	385,921
	Liberty Global PLC, Series C (I)		23,495	1,172,870
	Pace PLC		40,985	229,730
	Rio Tinto PLC		5,195	241,477
	Standard Chartered PLC		6,805	99,493
	Stock Spirits Group PLC		124,848	493,037
	Vodafone Group PLC		63,210	231,368
	WH Smith PLC		23,520	462,594
	WPP PLC		7,205	150,651
	Yield (%)		Shares	Value
Short-term investments 3.4%				$974,655
(Cost $974,655)
Money market funds 3.4%				974,655
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	974,655	974,655
Total investments (Cost $27,285,386)† 100.1%				$28,468,868
Other assets and liabilities, net (0.1%)				($22,370)
Total net assets 100.0%				$28,446,498

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $27,304,299. Net unrealized appreciation aggregated $1,164,569, of which $2,120,361 related to appreciated investment securities and $955,792 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-14:

Financials	20.4%
Consumer discretionary	18.0%
Health care	15.0%
Industrials	10.8%
Consumer staples	8.6%
Information technology	8.5%
Materials	7.5%
Energy	5.8%
Telecommunication services	2.1%
Short-term investments and other	3.3%
Total	100%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$623,795	—	$623,795	—
Belgium	658,362	—	658,362	—
Bermuda	322,896	—	322,896	—
Canada	625,294	$625,294	—	—
China	673,624	—	673,624	—
France	2,526,263	—	2,526,263	—
Germany	3,699,039	—	3,699,039	—
Hong Kong	928,994	—	928,994	—
Ireland	814,354	—	814,354	—
Israel	303,134	303,134	—	—
Italy	532,205	—	532,205	—
Japan	4,367,679	—	4,367,679	—
Netherlands	1,433,710	—	1,433,710	—
Singapore	440,982	—	440,982	—
South Korea	174,056	—	174,056	—
Switzerland	3,747,540	—	3,747,540	—
Taiwan	480,057	—	480,057	—
United Kingdom	5,142,229	1,172,870	3,969,359	—
Short-term investments	974,655	974,655	—	—
Total Investments in Securities	$28,468,868	$3,075,953	$25,392,915	—

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q1	11/14
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		1/15

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 15, 2015